Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Income Tax Expense Reconciliation
Income tax expense at U.S. federal statutory rate			$ 68,558	$ 70,990	$ 82,459
State income taxes, net of U.S. federal impact			892	1,535	1,894
Change in Health Care Act legislation			0	0	14,481
Change in valuation allowance			(1,329)	(2,421)	28,278
Impact of foreign operations			7,313	(2,148)	(40,668)
Reassessment of tax liabilities			(29,500)	(51)	162
Income Tax Reconciliation, Nondeductible Expense			9,061	0	0
Income Tax Reconciliation, Other Adjustments			(73)	(190)	(454)
Total			$ 54,922	$ 67,715	$ 86,152
Effective Income Tax Rate Reconciliation
U.S. federal statutory rate (percent)			35.00%	35.00%	35.00%
State income taxes, net of U.S. federal impact (percent)			0.50%	0.80%	0.80%
Change in Health Care Act legislation (percent)			0.00%	0.00%	6.20%
Change in valuation allowance (percent)			(0.70%)	(1.20%)	12.00%
Impact of foreign operations (percent)			3.70%	(1.10%)	(17.30%)
Reassessment of tax liabilities due to change in estimate (percent)			(15.10%)	0.00%	0.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost			4.60%	0.00%	0.00%
Other, including non-deductible expenses (percent)			0.00%	(0.10%)	(0.20%)
Total	31.20%	32.30%	28.00%	33.40%	36.60%